OMB APPROVAL
                                   OMB NUMBER:
                                   3235-0456
                                   EXPIRES:
                                   AUGUST 31,
                                   2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

Form 24f-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.


1. Name and address of issuer: Morgan Stanley Dean Witter Intermediate Term U.S. Treasury
                          Two World Trade Center,
                          72nd Floor New York, NY
                          10048



2. The name of each series or class of securities for which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

                                             [  ]

3.   Investment Company Act File Number:     33-57789

     Securities Act File Number:             811-7249

4(a).Last day of fiscal year for which this Form is filed:

          OCTOBER 26, 1998 (Liquidation Date)



4(b).[    ] Check box if this Form is being
     filed late
     (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
     Instruction A.2)


     Note: If this Form is being filed late, interest must be paid on the registration fee due.


4(c).[ X ] Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold
     during fiscal year pursuant to section
     24(f):              $ 5,165,474.68



(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                         $ (13,868,962.10)


(iii) Aggregate price of securities redeemed or
     repurchased during any prior fiscal year
     ending no earlier than October 11, 1995
     that were not previously used to reduce
     registration fees payable to the
     Commission:                   $ 0.00

(iv)  Total available redemption credits [add
Items 5(ii) and 5(iii)] :$ (13,868,962.10)



(v)  Net sales - if Item 5(i) is greater than
     Item 5(iv) [subtract Item 5(iv) from item 5(i)] :
                                   $ 0.00


(vi) Redemption credits available for use in
     future years if Item 5(i) is less than Item
     5(iv) [subtract Item 5(iv) from Item 5(i)]:
                        $(8,703,487.42)

(vii Multiplier for determining
     registration fee (See Instruction C.9):
                        x .000295


(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):
                       =$ 0.00


6.  Prepaid Shares
    If the response to Item 5(i) was determined
    by deduction and amount of securities that
    were registered under the Securities Act of
    1933 pursuant to rule 24e-2 as in effect
    before [effective date of rescission of rule
    24e2], then report the amount of securities
    (number of shares or other units) deducted
    here:          .  If there is a number of
    shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):
                             +$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                             =$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



               Method of Delivery:
                                   [   ] Wire Transfer
                                   [   ] Mail or other means




                   SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/Barry Fink
                              Barry Fink
                              Vice President


Date:     November 3, 1998
           *Please print the name and title of
the signing officer below the signature.